E3 Associated companies (Tables)	12 Months Ended
Dec. 31, 2020
Investments Accounted For Using Equity Method [Abstract]
Equity in Associated Companies

Equity in associated companies
	2020	2019
Opening balance	1,565	611
Investments	167	1,310
Share in earnings	(298)	(335)
Distribution of capital stock	(3)	—
Taxes	(33)	(5)
Dividends	(43)	(66)
Divested business	—	(5)
Translation differences	(81)	55
Closing balance	1,274	1,565